Investments	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Master Trust [Line Items]
Investments	Investments
Certain assets of the Plan, along with the assets of another ATI sponsored plan, are part of a master trust, the Allegheny Technologies Incorporated Master Trust. Effective July 1, 2024 the ATI Company Stock Fund Master Trust was terminated and assets invested in Company stock were moved to the Allegheny Technologies Incorporated Master Trust. The Plan also permits self-directed investments in registered investment companies that are maintained in accounts separate from the master trust.
The following table is a summary, at fair value, of the net assets of the master trust by investment type as of December 31, 2025 and 2024:

	2025		2024
	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances
Allegheny Technologies Incorporated Master Trust:
Common collective trusts	$681,459,280	$193,253,854	$611,412,373	$174,443,223
Registered investment companies	452,989,632	99,069,806	385,843,440	77,386,014
Pooled separate accounts	151,624,798	43,371,551	140,662,433	37,328,857
Corporate common stock	93,113,165	35,172,294	68,021,722	28,527,659
Cash	4,805,431	1,789,769	3,451,804	1,240,311
Total investments at fair value	$1,383,992,306	$372,657,274	$1,209,391,772	$318,926,064
Plan's interest in master trust		27%		26%
The following table is a summary, at contract value, of the net assets of the Allegheny Technologies Incorporated Master Trust by investment type as of December 31, 2025 and 2024:

	2025		2024
	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances
Allegheny Technologies Incorporated Master Trust:
Synthetic investment contracts	$113,818,599	$42,391,411	$120,666,597	$43,208,303
Total investments at contract value	$113,818,599	$42,391,411	$120,666,597	$43,208,303
Investment income attributable to the master trust for the year ended December 31, 2025 was as follows:

Allegheny Technologies Incorporated Master Trust
Net appreciation in fair value of investments	$235,511,834
Investment income from investments at fair value	14,683,788
Investment income from investments at contract value	3,532,110
Administrative expenses and other, net	(115,396)
Total investment income	$253,612,336
Investments accounted for at contract value are held by the BNY Mellon Stable Value Fund (the Fund), which may invest in a diversified portfolio of guaranteed investment contracts including synthetic investment contracts, separate account contracts, cash and cash equivalents, and other instruments that can be carried at book value. All of these assets allow participant-directed transactions to be made at contract value. The assets underlying the synthetic investment contracts may include U.S. Treasury bonds, agency bonds, corporate bonds, residential mortgage backed securities, asset-backed securities, commercial mortgage-backed securities, and common collective trusts. These assets are owned by the Plan. As of December 31, 2025, the Fund had a product allocation of 4% to cash, 6% to fixed maturity contracts and 90% to constant duration contracts. As of December 31, 2024, the Fund had a product allocation of 3% to cash, 5% to fixed maturity contracts and 92% to constant duration contracts.
Interest crediting rates on the contracts held in the Fund are determined at the time of purchase. Such crediting rates are reviewed and may be reset on a quarterly basis.
Typically, the investment contracts in the Fund do not have a stated final maturity, but contracts wrapping individual bonds may have a gradual tapering of duration unless new bonds are purchased within the investment contract. These contracts are referred to as “fixed maturity” contracts, while “constant duration” contracts invest in common collective trusts or actively managed accounts, managed against a stated benchmark or to a targeted duration.
Certain investment contracts in the Fund may provide for adjustment to contract value for withdrawals made prior to termination. If the Plan were deemed to be in violation of ERISA or lose its tax exempt status, among other events, the issuers of the fully benefit responsive investment contracts would have the ability to terminate the contracts and settle at an amount different from contract value.
Certain investments are subject to restrictions or limitations if the Plan Sponsor decides to entirely exit an investment. Investments in registered investment companies, common collective trusts, pooled separate accounts and the Fund may require at least 30 days prior notice to completely withdraw from the investments. The targeted date fund investments held in common collective trusts currently do not require the prior approval of the investment manager if the Plan Sponsor decides to entirely exit these investments, but prior trade date notification is necessary to effect timely securities settlement or delivery of an investment’s liquidation and transfer to another investment. The Plan had no unfunded commitments as of December 31, 2025 and 2024.